PREPAID EXPENSES (Details) (USD $)	Jun. 30, 2012	Mar. 31, 2012	Dec. 14, 2011
PREPAID EXPENSES [Abstract]
Prepaid research and development	$ 1,615	$ 128,445
Prepaid rent	14,384	21,250	30,000
Retainer		15,000
Other	609	4,179
Total prepaid expenses	$ 16,608	$ 168,874